Description of Organization and Business Operations (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Chief Financial Officer [Member]
Business Acquisition [Line Items]
Busisness combination transacations amount	$ 500,000	$ 500,000
Investor [Member]
Business Acquisition [Line Items]
Busisness combination transacations amount	10,500,000	10,500,000
Mr. Joseph Wright [Member]
Business Acquisition [Line Items]
Busisness combination transacations amount	$ 5,000,000	$ 5,000,000